Capital structure and financing - C.5. Cash and deposits (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 775	$ 1,039	$ 895	$ 875
Restricted cash	56	57
Pledged deposits	6	0
Mobile Financial Services
Cash and Cash Equivalents [Line Items]
Restricted cash	49	50
Other Banks
Cash and Cash Equivalents [Line Items]
Restricted cash	8	6
Debt denominated in US dollars
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	531	820
Total debt denominated in other currencies
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 244	$ 220